CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current Assets [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax liabilities [Line Items]
Income tax provision, Current liabilities	$ 11,925	$ 3,738,000
Total liabilities by current tax, Current liabilities	11,925	3,738,000
Non Current Assets [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax liabilities [Line Items]
Income tax provision, Non-current liabilities
Total liabilities by current tax, Non-current liabilities
Current And Non Current Assets [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax liabilities [Line Items]
Income tax provision, Total liabilities	11,925,000	3,738,000
Total liabilities by current tax, Total liabilities	$ 11,925,000	$ 3,738,000